Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	eqat1_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED NOVEMBER 11, 2016 TO THE PROSPECTUS DATED MAY 1, 2016, AS SUPPLEMENTED

This Supplement updates information contained in the Prospectus dated May 1, 2016, as supplemented, of EQ Advisors Trust (the “Trust”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about the termination of a Sub-Adviser to the EQ/Morgan Stanley Mid Cap Growth Portfolio (“Portfolio”) and the appointment of a new Sub-Adviser to the Portfolio, and corresponding changes to the name, investment strategies and related risks of the Portfolio.

Information Regarding

EQ/Morgan Stanley Mid Cap Growth Portfolio

*****

Effective on or about December 9, 2016, the investment sub-advisory agreement between AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”) and Morgan Stanley Investment Management, Inc. (“MSIM”) with respect to the Portfolio will terminate. Effective on or about December 9, 2016, the Manager will enter into a new investment sub-advisory agreement with Janus Capital Management LLC (“Janus” or the “Sub-Adviser”) with respect to the Portfolio.

In connection with this change, effective on or about December 9, 2016, the name of the Portfolio will change to “AXA/Janus Enterprise Portfolio.” As of that date, all references to EQ/Morgan Stanley Mid Cap Growth Portfolio are deleted and replaced with “AXA/Janus Enterprise Portfolio.”

*****

Effective on or about December 9, 2016, the section of the Prospectus entitled “About the Investment Portfolios – EQ/Morgan Stanley Mid Cap Growth Portfolio – Investments, Risks, and Performance” is deleted in its entirety and replaced with the following information:

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategy: Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of medium-sized companies (or derivative instruments with similar economic characteristics at the time of investments. Effective January 11, 2017, the Portfolio will no longer be subject to this 80% policy. Instead, with respect to medium-sized companies, under normal market conditions, the Portfolio will invest at least 50% of its net assets, plus borrowings for investment purposes, in securities of medium-sized companies (or derivative instruments with similar economic characteristics) at the time of investment. The Portfolio primarily invests in equity securities, including common stocks, preferred stocks, and rights and warrants to purchase common stock. For this Portfolio, medium-sized companies are defined as companies with capitalizations within the range of companies included in the Russell Midcap® Growth Index. As of December 31, 2015, the market capitalization range of the Russell MidCap® Growth Index was $201.8 million to $28.8 billion.

The Sub-Adviser applies a “bottom up” approach in choosing investments. In other words, the Sub-Adviser looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may invest in securities of foreign issuers, including emerging market securities and depositary receipts. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.

The Portfolio may also invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. In particular, the Portfolio may use forward currency contracts to offset risks associated with an investment, currency exposure, or market conditions, or to hedge currency exposure relative to the Portfolio’s benchmark index.

The Portfolio also may lend its portfolio securities to earn additional income.

Principal Risks: An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

Derivatives Risk: The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, disrupt markets, or otherwise adversely affect their value or performance.

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk: Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

Investment Style Risk: The Portfolio may use a particular style or set of styles — in this case “growth” styles — to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market their prices may decrease more than value stocks in general. Growth stocks also may increase the volatility of the Portfolio’s share price.

Mid-Cap Company Risk: The Portfolio’s investments in mid-cap companies may involve greater risks than investments in larger, more established issuers because mid-cap companies generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.

Real Estate Investing Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Real estate is a cyclical business, highly sensitive to supply and demand, general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Losses may occur from casualty or condemnation and government actions, such as tax increases, zoning law changes, regulatory limitations on rents, or environmental regulations, also may have a major impact on real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidations. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements to qualify for the tax-free pass-through of taxable income and net realized gains. Failure to meet these requirements may have adverse consequences on the Portfolio. In addition, even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.

Securities Lending Risk: The Portfolio may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities, however, the Portfolio’s securities lending agent may indemnify the Portfolio against that risk. The Portfolio will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Portfolio may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Portfolio’s ability to vote proxies or to settle transactions.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one year, five years and ten years (or since inception) through December 31, 2015 compared to the returns of a broad-based securities market index. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance. Performance information for the periods prior to December 9, 2016 is that of the Portfolio when it engaged a different Sub-Adviser under the name “EQ/Morgan Stanley Mid Cap Growth Portfolio.”

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
25.65% (2009 2nd Quarter)	–26.81% (2008 4th Quarter)

Average Annual Total Returns
	One Year		Five Years	Ten Years/Since Inception
AXA/Janus Enterprise Portfolio – Class IA Shares (Inception Date: April 29, 2005)	–	5.48%	5.53%	6.85%
AXA/Janus Enterprise Portfolio – Class IB Shares (Inception Date: April 29, 2005)	–	5.49%	5.47%	6.69%
AXA/Janus Enterprise Portfolio – Class K Shares (Inception Date: December 1, 2011)	–	5.23%	N/A	8.03%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)	–	0.20%	11.54%	8.16%

EQ/Morgan Stanley Mid Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat1_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED NOVEMBER 11, 2016 TO THE PROSPECTUS DATED MAY 1, 2016, AS SUPPLEMENTED

This Supplement updates information contained in the Prospectus dated May 1, 2016, as supplemented, of EQ Advisors Trust (the “Trust”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about the termination of a Sub-Adviser to the EQ/Morgan Stanley Mid Cap Growth Portfolio (“Portfolio”) and the appointment of a new Sub-Adviser to the Portfolio, and corresponding changes to the name, investment strategies and related risks of the Portfolio.

Information Regarding

EQ/Morgan Stanley Mid Cap Growth Portfolio

*****

Effective on or about December 9, 2016, the investment sub-advisory agreement between AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”) and Morgan Stanley Investment Management, Inc. (“MSIM”) with respect to the Portfolio will terminate. Effective on or about December 9, 2016, the Manager will enter into a new investment sub-advisory agreement with Janus Capital Management LLC (“Janus” or the “Sub-Adviser”) with respect to the Portfolio.

In connection with this change, effective on or about December 9, 2016, the name of the Portfolio will change to “AXA/Janus Enterprise Portfolio.” As of that date, all references to EQ/Morgan Stanley Mid Cap Growth Portfolio are deleted and replaced with “AXA/Janus Enterprise Portfolio.”

*****

Effective on or about December 9, 2016, the section of the Prospectus entitled “About the Investment Portfolios – EQ/Morgan Stanley Mid Cap Growth Portfolio – Investments, Risks, and Performance” is deleted in its entirety and replaced with the following information:

INVESTMENTS, RISKS, AND PERFORMANCE

Principal Investment Strategy: Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of medium-sized companies (or derivative instruments with similar economic characteristics at the time of investments. Effective January 11, 2017, the Portfolio will no longer be subject to this 80% policy. Instead, with respect to medium-sized companies, under normal market conditions, the Portfolio will invest at least 50% of its net assets, plus borrowings for investment purposes, in securities of medium-sized companies (or derivative instruments with similar economic characteristics) at the time of investment. The Portfolio primarily invests in equity securities, including common stocks, preferred stocks, and rights and warrants to purchase common stock. For this Portfolio, medium-sized companies are defined as companies with capitalizations within the range of companies included in the Russell Midcap® Growth Index. As of December 31, 2015, the market capitalization range of the Russell MidCap® Growth Index was $201.8 million to $28.8 billion.

The Sub-Adviser applies a “bottom up” approach in choosing investments. In other words, the Sub-Adviser looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may invest in securities of foreign issuers, including emerging market securities and depositary receipts. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.

The Portfolio may also invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. In particular, the Portfolio may use forward currency contracts to offset risks associated with an investment, currency exposure, or market conditions, or to hedge currency exposure relative to the Portfolio’s benchmark index.

The Portfolio also may lend its portfolio securities to earn additional income.

Principal Risks: An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

Derivatives Risk: The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, disrupt markets, or otherwise adversely affect their value or performance.

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk: Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

Investment Style Risk: The Portfolio may use a particular style or set of styles — in this case “growth” styles — to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market their prices may decrease more than value stocks in general. Growth stocks also may increase the volatility of the Portfolio’s share price.

Mid-Cap Company Risk: The Portfolio’s investments in mid-cap companies may involve greater risks than investments in larger, more established issuers because mid-cap companies generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.

Real Estate Investing Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Real estate is a cyclical business, highly sensitive to supply and demand, general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Losses may occur from casualty or condemnation and government actions, such as tax increases, zoning law changes, regulatory limitations on rents, or environmental regulations, also may have a major impact on real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidations. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements to qualify for the tax-free pass-through of taxable income and net realized gains. Failure to meet these requirements may have adverse consequences on the Portfolio. In addition, even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.

Securities Lending Risk: The Portfolio may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities, however, the Portfolio’s securities lending agent may indemnify the Portfolio against that risk. The Portfolio will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Portfolio may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Portfolio’s ability to vote proxies or to settle transactions.

Risk/Return Bar Chart and Table

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one year, five years and ten years (or since inception) through December 31, 2015 compared to the returns of a broad-based securities market index. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance. Performance information for the periods prior to December 9, 2016 is that of the Portfolio when it engaged a different Sub-Adviser under the name “EQ/Morgan Stanley Mid Cap Growth Portfolio.”

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
25.65% (2009 2nd Quarter)	–26.81% (2008 4th Quarter)

Average Annual Total Returns
	One Year		Five Years	Ten Years/Since Inception
AXA/Janus Enterprise Portfolio – Class IA Shares (Inception Date: April 29, 2005)	–	5.48%	5.53%	6.85%
AXA/Janus Enterprise Portfolio – Class IB Shares (Inception Date: April 29, 2005)	–	5.49%	5.47%	6.69%
AXA/Janus Enterprise Portfolio – Class K Shares (Inception Date: December 1, 2011)	–	5.23%	N/A	8.03%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)	–	0.20%	11.54%	8.16%